Capital Stock - Stock Option Transactions (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares $ / shares
Share Capital and Share-based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares)	0.4	2.1	2.9
Exercised (in shares)	(0.1)	(1.7)	(0.6)
Forfeited/Expired (in shares)			(0.2)
Outstanding, ending balance (in shares)	0.3	0.4	2.1
Weighted average exercise price, beginning balance (in dollars per share) | $	$ 12.14	$ 8.46	$ 8.03
Weighted average exercise price, exercised (in dollars per share) | $	6.20	7.87	$ 6.46
Weighted average exercise price, forfeited/expired (in dollars per share) | $ / shares			$ 9.99
Weighted average exercise price, ending balance (in dollars per share) | $	$ 11.93	$ 12.14	$ 8.46